Leases	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Leases	Leases
17.1. Group as a lessee
Amounts recognized in the consolidated statement of financial position
The consolidated statement of financial position shows the following amounts relating to leases:

(in €‘000)	December 31, 2023	December 31, 2022
Right-of-use assets
Office buildings	11,956	11,684
Cars	1,075	646
Software	10,542	14,613
Land permits	52,799	20,366
Other	440	508
Total	76,812	47,817
Additions to the right-of-use assets for office buildings during 2023 were €1,624 thousand (2022: €2,912 thousand), there were no additions as a result of business combinations (2022: €1,594 thousand). Additions to the right-of-use assets for cars during 2023 were €1,053 thousand (2022: €179 thousand). Additions to the right-of-use assets for software during 2023 were € nil (2022: € nil ). Additions to the right-of-use assets for land permits during 2023 were €35,255 thousand (2022: €21,166 thousand). This includes no additions from business combinations (2022: €11,055 thousand) and all additions of €35,255 thousand during 2023 emerged from the ordinary course of business (2022: €10,110 thousand). Additions to the right-of-use assets for other during 2023 were € nil (2022: € nil ).

(in €‘000)	December 31, 2023	December 31, 2022
Lease liabilities
Current
Office buildings	1,382	1,066
Cars	403	553
Software	4,392	4,406
Land permits	5,684	1,191
Other	66	64
Total	11,927	7,280
Non-current
Office buildings	11,191	11,105
Cars	694	108
Software	7,280	12,181
Land permits	52,002	20,188
Other	396	462
Total	71,563	44,044
Lease liabilities are effectively secured as the rights to the leased assets recorded in the consolidated financial statements revert to the lessor in the event of default.
Amounts recognized in the consolidated statement of profit or loss
The consolidated statement of profit or loss shows the following amounts relating to leases:

(in €‘000)	2023	2022	2021
Depreciation expenses right-of-use assets
Office buildings	1,351	1,114	893
Cars	573	581	653
Software	4,071	4,062	1,633
Land permits	2,474	885	141
Other	68	68	88
Total	8,537	6,710	3,408
Interest expenses on lease liabilities (included in finance costs)
Office buildings	422	281	216
Cars	42	17	25
Software	448	565	266
Land permits	2,751	898	2
Other	15	16	18
Total	3,678	1,777	527
During 2023 the expenses relating to variable lease payment recognized were €58 thousand (2022: €323 thousand and 2021: € nil).
Total cash outflows for leases
The total cash outflows for leases were as follows:

(in €‘000)	2023	2022	2021
Office buildings	1,649	1,267	1,031
Cars	612	602	675
Software	4,624	4,404	1,774
Land permits	1,410	657	94
Other	78	78	168
Total	8,373	7,008	3,742
Decommissioning of charging sites
The Group, in its ordinary course of business, has entered into various land permit contracts with site owners throughout Europe. These contracts are classified as lease agreements under IFRS 16 Leases. As per the terms of these agreements, the Group has an obligation to restore the leased sites to their original condition upon the expiration or termination of the lease. In accordance with IFRS 16 and IAS 37, the Group assesses the obligation for decommissioning costs and, if material, recognizes a provision for the present value of the estimated costs of dismantling and removing the charging equipment and restoring the site. Concurrently, an equivalent 'right-of-use' asset is capitalized and depreciated over the lease term.
As of December 31, 2023, the Group has evaluated the potential decommissioning costs associated with the dismantling and removal of charging equipment installed at these leased sites. Based on the assessment, the estimated costs are deemed to be immaterial. Consequently, the Group has determined that the recognition of a decommissioning provision and the corresponding capitalization of these costs as part of the 'right-of-use' assets are not required. The immaterial costs are anticipated to be incurred in the future as expenses related to the recovery of charging equipment, and will be recognized in the income statement when incurred.
17.2. Group as a lessor
During the year ended December 31, 2021, the Group entered into a sublease rental agreement with a third party for one of its office buildings. In the consolidated statement of profit or loss for the year ended December 31, 2023, the Group recognized sublease rental income of €200 thousand (2022: €200 thousand, 2021: €200 thousand).
Future minimum rentals receivable under non-cancellable sublease rental agreements classified as operating leases as at each reporting date, are as follows:

(in €‘000)	December 31, 2023	December 31, 2022
Within one year	—	200
After one year but not more than five years	—	—
More than five years	—	—
Total	—	200